Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Loans and borrowings
Summary of carrying amounts of the Group's loans and borrowings

	31 December	31 December	1 January
US$ thousand	2023	2022	2022
Current
Mezzanine debt facility	—	—	—
Senior syndicated facility agreement	53,240	—	—
Copper purchase agreement	6,414	—	—
Silver purchase agreement	9,255	—	—
Promissory note – related party	—	786	—
	68,909	786	—

Non-current
Mezzanine debt facility	85,567	—	—
Senior syndicated facility agreement	154,676	—	—
Copper purchase agreement	78,404	—	—
Silver purchase agreement	61,319	—	—
	379,966	—	—
	448,875	786	—

Schedule of reconciliation of movement in loans and borrowings

	Year ended 31 December
US$thousand	2023	2022
Balance as of 1 January	786	—
Issue of promissory note	—	786
Amounts borrowed during the year classified
as loans and borrowings	458,637	—
Interest capitalized to loans and borrowings	10,339	—
Finance costs and loan arrangement fees deducted from borrowings	(13,343)	—
Amortization expense	10,431	—
Adjustment for recognition of Copper Purchase agreement
derivative liability	4,430	—
Repayment of loans and borrowings	(21,619)	—
Conversion of promissory note to Private Placement Warrants	(786)	—
Balance as of 31 December	448,875	786

Summary of variation in the copper price used to determine the margin rate as well as the composition of interest payments

LME Copper Price	Margin	Payment
<$3.40/LB	12.00%	100% capitalized / 0% cash
>$3.40/lb to $3.85/lb	10.00%	60% capitalized / 40% cash
>$3.85/lb	8.00%	0% capitalized / 100% cash

Summary of Copper Stream Percentage under the Copper Purchase Agreement

Time Period	Copper Stream Percentage
16 June 2023 to 16 June 2024	0%
17 June 2024 to 16 June 2028	3% (the “First Stream Percentage”)
17 June 2028 until 33,000 metric tons of refined copper delivered to Osisko (the “Threshold Quantity”)	4.875% (the “Second-Threshold Stream Percentage”)
Thereafter from the date that the Threshold Quantity has been met	2.25% (the “Tail Stream Percentage”)

Summary of Buy-Down Options under the Copper Purchase Agreement

	Buy-Down Option 1	Buy-Down Option 2
Buy-Down Amount	$40 million	$20 million
Second-Threshold Stream Percentage	3.25%	4.0625%
Tail Stream Percentage	1.50%	1.875%
Threshold Quantity	23,900 tons	28,450 tons